Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Transactions with Related Parties	During 2025, 2024 and 2023, the Group carried out the following transactions with its parent company Inversiones ASPI S.A. and its other related parties:
	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Income
Parent
Inversiones ASPI S.A. (ASPI)
Fees for management and administrative services	158	88	88
Income from office lease	15	16	16

Other related parties
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 25	1,151	1,224	1,150
Income from parking leases	398	357	259

Fosfatos del Pacífico S.A. (Fospac)
Fees for management and administrative services	287	144	143
Income from office lease	15	16	16

Fossal S.A.A.(Fossal)
Fees for management and administrative services	64	44	44
Income from office lease	15	16	16

Asociación Sumac Tarpuy
Income from office lease	15	16	16
Fees for management and administrative services	11	-	-

Inversiones Moray S.A.C
Fees for management and administrative services	20	-	-
Income from office lease	13	-	-

Expense
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	(3,023)	(2,570)	(1,940)

Schedule of Rights and Obligations

As a result of these transactions, the Group had the following rights and obligations as of December 31, 2025 and 2024:

	2025		2024
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)
Parent
Inversiones ASPI S.A.	-	-	115	-
	-	-	115	-

Other related parties
Fosfatos del Pacífico S.A.	1,885	-	1,409	23
Compañía Minera Ares S.A.C.	350	-	231	-
Fossal S.A.A.	227	-	126	-
Other	171	-	88	-
	2,633	-	1,854	23
	2,633	-	1,969	23